Stockholders' Equity (Changes in Number of Shares of Common Stock Issued and Outstanding) (Detail) - shares	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Equity [Abstract]
Common stock, shares issued, beginning balance	1,261,058,781	1,271,230,341	1,266,552,149
Issuance of new shares		184,900	149,900
Exercise of stock acquisition rights		2,294,900	4,525,300
Conversion of convertible bonds		86,040	2,992
Cancellation of treasury stock		(12,737,400)
Common stock, shares issued, ending balance	1,261,058,781	1,261,058,781	1,271,230,341